Segment information	12 Months Ended
Dec. 31, 2022
Segment Information
Segment information

30.	Segment information

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker who has been identified as the Chief Executive Officer.

Management considers that it has only one segment called “Retail”–which includes the banners “Pão de Açúcar”, “Extra Supermercado”, “Mercado Extra”, “Minimercado Extra”, “Minuto Pão de Açúcar”, “Compre Bem”, “Posto Extra”, and “GPA Malls”.

As described in note 1.2, Grupo Éxito, previously presented as a separate segment, is being presented as a discontinued operation, being considered a segment until the conclusion of the distribution of shares held by the Company to its direct shareholders.

The cash and carry segment, Assai, has been contributed to the Company’s shareholders and is also presented as a discontinued operation (note 1.3). Those segments are maintained in this note for reconciliation purposes.

“Other businesses” also include the operations of James (incorporated into the parent company in December 2022), Stix and equity pick up from Cdiscount,

Results and balances of each segment are presented net of intrasegment eliminations.

The debentures obtained for funding the acquisition of Éxito and related interest expenses were allocated to Éxito Group, as well as other acquisition related expenses incurred

Management monitors the operating results of its business units separately making decisions about resource allocation and performance assessment. The segment performance is regularly reviewed by the chief operating decision-maker (CODM), using the accounting practices under IFRS and mainly based on “Operating Income”, which is measured consistently with “Profit from continued operations before net financial expenses and share of profit of associates” in the financial statements and includes certain corporate overhead allocations. However, other performance measures are also used by the CODM in this process as included in the table below:

Description	Brazilian retail			Discontinued operations			Other Businesses			Total
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
					Note 2	Note 2					Note 2	Note 2

Net operating revenue	17,250	16,228	16,747	-	-	-	71	70	49	17,321	16,298	16,796
Gross profit	4,228	4,297	4,835	-	-	-	74	59	22	4,302	4,356	4,857
Depreciation and amortization	(911)	(797)	(766)	-	-	-	(20)	(13)	(6)	(931)	(810)	(772)
Operating income	(311)	207	1,029	-	-	-	(49)	(96)	(137)	(360)	111	892
Net financial expenses	(747)	(620)	(332)	-	-	-	(3)	(3)	(2)	(750)	(623)	(334)
Share of profit of associates	44	47	118	-	-	-	(249)	(105)	(47)	(205)	(58)	71
Profit(loss) before income tax and social contribution	(1,014)	(366)	815	-	-	-	(301)	(204)	(186)	(1,315)	(570)	629
Income tax and social contribution	456	718	(325)	-	-	-	(2)	7	7	454	725	(318)
Net income (loss) for continuing operations	(558)	352	490	-	-	-	(303)	(197)	(179)	(861)	155	311
Net income (loss) for discontinued operations	864	273	784	(7)	532	1,231	-	-	-	857	805	2,015
Net income (loss) of year end	306	625	1,274	(7)	532	1,231	(303)	(197)	(179)	(4)	960	2,326

Current assets	7,632	9,898	9,531	20,809	7,871	8,015	118	103	95	28,559	17,872	17,641
Non-current assets	15,203	13,796	16,672	-	17,694	18,930	77	81	52	15,280	31,571	35,654
Current liabilities	6,314	7,528	8,573	11,260	8,853	9,729	173	169	181	17,747	16,550	18,483
Non-current liabilities	12,358	12,470	14,390	-	4,040	3,620	1	3	(5)	12,359	16,513	18,005
Shareholders' equity	4,163	3,696	3,240	9,549	12,672	13,596	21	12	(29)	13,733	16,380	16,807

The Company and its subsidiaries operate primarily as a retailer of food and other products. Total revenues are composed of the following brands:

	2022	2021	2020

Pão de Açúcar	7,629	7,079	7,221
Extra / Compre Bem	5,339	4,580	4,434
Proximity	2,476	2,082	1,678
Gas stations / Delivery	1,806	2,487	3,414
Other businesses	71	70	49
Total net operating revenue	17,321	16,298	16,796